Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories
Schedule of inventories

	As of December 31,
	2023	2024
	RMB	RMB
Finished goods	117,665	121,436
Raw materials	27,185	21,116
Inventories	144,850	142,552